Share based payments - Outstanding stock options (Details)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022 EquityInstruments $ / shares shares	Oct. 31, 2022 $ / shares	Jul. 31, 2022 $ / shares	Apr. 30, 2022 $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Oct. 31, 2021 $ / shares	Jul. 31, 2021 $ / shares	Apr. 30, 2021 $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Oct. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares	Apr. 30, 2020 $ / shares	Dec. 31, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion | shares		1
Exercise price per stock options | $ / shares		$ 381.97	$ 359.80	$ 372.69	$ 312.22	$ 349.92	$ 301.02	$ 303.16	$ 275.33	$ 303.83	$ 245.69	$ 240.70	$ 146.68
Outstanding stock options | EquityInstruments		5,511,767				5,619,113				5,365,743				4,358,069
Number of share options granted being used to pay tax by transferring the economic benefits | shares		242,729
2022 | 2.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 2.60
Outstanding stock options | EquityInstruments						125,339
2023 | 2.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		2.60
Outstanding stock options | EquityInstruments										165,693
2023 | 86.20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 86.20
Outstanding stock options | EquityInstruments		12,111				85,080				85,077
2023 | 92.07
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 92.07
Outstanding stock options | EquityInstruments		124,338				321,473				325,661
2024 | 2.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 2.60
Outstanding stock options | EquityInstruments		19,743				94,088				100,086
2024 | 4.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 4.21
Outstanding stock options | EquityInstruments		5,127				6,113				6,238
2024 | 7.65
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 7.65
Outstanding stock options | EquityInstruments		214,800				276,500				294,167
2024 | 121.04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 121.04
Outstanding stock options | EquityInstruments		110,774				111,174				111,174
2024 | 144.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 144.79
Outstanding stock options | EquityInstruments		202,852				203,658				195,452
2025 | 12.20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 12.20
Outstanding stock options | EquityInstruments		2,000				4,500				21,500
2025 | 11.02
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 11.02
Outstanding stock options | EquityInstruments										950
2025 | 10.10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 10.10
Outstanding stock options | EquityInstruments		101,861				105,857				114,232
2025 | 127.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 127.49
Outstanding stock options | EquityInstruments		16,712				16,712				19,000
2025 | 209.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 209.21
Outstanding stock options | EquityInstruments		127,731				129,711				131,770
2025 | 213.55
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 213.55
Outstanding stock options | EquityInstruments		32,100				32,100				32,100
2025 | 264.09
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 264.09
Outstanding stock options | EquityInstruments		202,475				203,214				211,045
2026 | 12.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 12.13
Outstanding stock options | EquityInstruments		30,000				41,000				45,000
2026 | 12.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 12.23
Outstanding stock options | EquityInstruments		99,772				102,840				127,252
2026 | 15.08
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 15.08
Outstanding stock options | EquityInstruments		115,211				117,581				176,426
2026 | 250.01
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 250.01
Outstanding stock options | EquityInstruments		23,491				24,366
2026 | 272.09
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 272.09
Outstanding stock options | EquityInstruments		60,890				61,505
2026 | 276.78
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 276.78
Outstanding stock options | EquityInstruments		45,862				48,138
2026 | 329.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 329.79
Outstanding stock options | EquityInstruments		80,833				82,430
2027 | 19.64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 19.64
Outstanding stock options | EquityInstruments		42,509				53,143				102,479
2027 | 22.58
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 22.58
Outstanding stock options | EquityInstruments		303,867				361,350				460,701
2027 | 301.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 301.31
Outstanding stock options | EquityInstruments		14,976
2027 | 381.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 381.31
Outstanding stock options | EquityInstruments		61,816
2027 | 393.04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 393.04
Outstanding stock options | EquityInstruments		13,764
2028 | 86.20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 86.20
Outstanding stock options | EquityInstruments		19,490				39,515				49,532
2028 | 92.07
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 92.07
Outstanding stock options | EquityInstruments		264,392				350,631				381,317
2029 | 121.04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 121.04
Outstanding stock options | EquityInstruments		110,756				146,765				163,410
2029 | 144.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 144.79
Outstanding stock options | EquityInstruments		537,110				611,122				692,914
2030 | 127.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 127.49
Outstanding stock options | EquityInstruments		71,486				102,558				123,700
2030 | 209.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 209.21
Outstanding stock options | EquityInstruments		223,812				282,475				325,150
2030 | 213.55
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 213.55
Outstanding stock options | EquityInstruments		117,790				136,601				175,200
2030 | 264.09
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 264.09
Outstanding stock options | EquityInstruments		620,014				692,214				728,517
2031 | 250.01
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 250.01
Outstanding stock options | EquityInstruments		35,214				42,282
2031 | 272.09
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 272.09
Outstanding stock options | EquityInstruments		167,406				207,464
2031 | 276.78
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 276.78
Outstanding stock options | EquityInstruments		81,311				92,456
2031 | 329.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 329.79
Outstanding stock options | EquityInstruments		286,353				307,158
2032 | 301.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 301.31
Outstanding stock options | EquityInstruments		79,155
2032 | 381.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 381.31
Outstanding stock options | EquityInstruments		238,532
2032 | 393.04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 393.04
Outstanding stock options | EquityInstruments		85,199
2027/2032 | 383.55
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | $ / shares		$ 383.55
Outstanding stock options | EquityInstruments		508,132
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.00%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		4.16%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years